Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss)
2024	$442,392	$442,392	$357,451	$357,451	$0.01	($7,987,225)
2023	$508,575	$507,187	$417,152	$416,177	$0.09	($10,626,011)
2022	$622,609	$152,787	$573,787	$372,469	$0.80	($25,085,496)

Named Executive Officers, Footnote [Text Block]		For all fiscal years presented, the principal executive officer (“PEO”) was our Chief Executive Officer, Dr. Lynn Kirkpatrick.
PEO Total Compensation Amount	[1]	$ 442,392	$ 508,575	$ 622,609
PEO Actually Paid Compensation Amount	[2]	$ 442,392	507,187	152,787
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Less: Grant Date Value of Equity Awards	Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End	Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Less: Fair Value as of Prior Year End of Awards Forfeited in the Year	Total Adjustments
2024	$-	$-	$-	$-	$-	$-	$-
2023	$(93,800)	$-	$(809)	$93,800	$(579)	$-	$(1,388)
2022	$(214,914)	$1,574	$-	$-	$-	$(256,482)	$(469,822)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 357,451	417,152	573,787
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 357,451	416,177	372,469
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Less: Grant Date Value of Equity Awards	Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End	Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Less: Fair Value as of Prior Year End of Awards Forfeited in the Year	Total Adjustments
2024	$-	$-	$-	$-	$-	$-	$-
2023	$(82,075)	$-	$(362)	$82,075	$(613)	$-	$(975)
2022	$(246,113)	$997	$-	$43,798	$-	$-	$(201,318)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income [Text Block]		Relationship Between Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	[5]	$ 0.01	0.09	0.80
Net Income (Loss) Attributable to Parent		$ 7,987,225	$ 10,626,011	$ 25,085,496
PEO Name		Dr. Lynn Kirkpatrick	Dr. Lynn Kirkpatrick	Dr. Lynn Kirkpatrick
PEO [Member] | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (93,800)	$ (214,914)
PEO [Member] | Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,574
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(809)
PEO [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			93,800
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(579)
PEO [Member] | Fair Value as of Prior Year End of Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(256,482)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,388)	(469,822)
Non-PEO NEO [Member] | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(82,075)	(246,113)
Non-PEO NEO [Member] | Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				997
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(362)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			82,075	43,798
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(613)
Non-PEO NEO [Member] | Fair Value as of Prior Year End of Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (975)	$ (201,318)

[1]	For all fiscal years presented, the principal executive officer (“PEO”) was our Chief Executive Officer, Dr. Lynn Kirkpatrick.
[2]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table for the PEO:
[3]	For all fiscal years presented, the Non-PEO NEOs were Dave Humphrey and Geoff Birkett.
[4]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table for the Non-PEO NEOs:
[5]	Total Shareholder Return is calculated as the sum of (i) the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, (ii) the cumulative increase or decrease in the price of our common stock each respective year, the price of our common stock at the beginning of the measurement period.